Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000174221
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA ETF
Trading Symbol	ESGU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$8	0.15%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
5.59%	17.61%	16.17%	14.58%
MSCI USA Index...
6.49	18.55	16.81	14.87
MSCI USA Extended ESG Focus Index...
5.68	17.80	16.33	14.76

Performance Inception Date	Dec. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 13,702,419,575
Holdings Count | Holding	289
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$13,702,419,575
Number of Portfolio Holdings...
289
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.6%
Financials...
14.1
Health Care...
11.0
Consumer Discretionary...
10.0
Industrials...
9.1
Communication Services...
8.3
Consumer Staples...
5.8
Energy...
3.6
Materials...
2.3
Real Estate...
2.2
Utilities...
2.0

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.8%
NVIDIA Corp...
6.0
Microsoft Corp...
5.4
Amazon.com, Inc...
3.8
Alphabet, Inc., Class C, NVS...
2.9
Meta Platforms, Inc., Class A...
2.6
Broadcom, Inc...
1.7
Tesla, Inc...
1.6
Eli Lilly & Co...
1.5
JPMorgan Chase & Co...
1.3

C000240124
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Growth ETF
Trading Symbol	EGUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$9	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
7.09%	18.26%	29.77%
MSCI USA Index...
6.49	18.55	21.98
MSCI USA Growth Extended ESG Focus Index...
7.24	18.54	29.89

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 22,549,026
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,549,026
Number of Portfolio Holdings...
94
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
51.7%
Consumer Discretionary...
12.9
Communication Services...
12.5
Health Care...
6.8
Financials...
6.2
Industrials...
5.0
Energy...
1.4
Consumer Staples...
1.4
Real Estate...
1.2
Materials...
0.8
Utilities...
0.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.8%
NVIDIA Corp...
11.6
Microsoft Corp...
10.3
Amazon.com, Inc...
7.2
Meta Platforms, Inc., Class A...
4.7
Broadcom, Inc...
3.3
Alphabet, Inc., Class A...
3.3
Alphabet, Inc., Class C, NVS...
3.2
Tesla, Inc...
3.1
Eli Lilly & Co...
2.7

C000199548
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Small-Cap ETF
Trading Symbol	ESML
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$8	0.17%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
0.47%	7.52%	11.47%	8.58%
MSCI USA Index...
6.49	18.55	16.81	14.32
MSCI USA Small Cap Extended ESG Focus Index...
0.54	7.74	11.59	8.70

Performance Inception Date	Apr. 10, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,866,433,661
Holdings Count | Holding	919
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,866,433,661
Number of Portfolio Holdings...
919
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.9%
Financials...
17.1
Consumer Discretionary...
14.0
Information Technology...
13.4
Health Care...
12.3
Real Estate...
5.8
Materials...
4.8
Energy...
4.4
Consumer Staples...
4.0
Communication Services...
2.7
Utilities...
2.6

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Foods Holding Corp...
0.6%
Casey's General Stores, Inc...
0.5
Janus Henderson Group PLC...
0.5
Tapestry, Inc...
0.4
TechnipFMC PLC...
0.4
Guidewire Software, Inc...
0.4
Ingredion, Inc...
0.4
Sprouts Farmers Market, Inc...
0.4
East West Bancorp, Inc...
0.4
ONE Gas, Inc...
0.4

C000240126
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI USA Value ETF
Trading Symbol	EVUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$9	0.18%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
3.27%	15.45%	11.07%
MSCI USA Index...
6.49	18.55	21.98
MSCI USA Value Extended ESG Focus Index...
3.40	15.73	11.27

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 21,707,468
Holdings Count | Holding	255
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$21,707,468
Number of Portfolio Holdings...
255
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
22.1%
Health Care...
15.7
Industrials...
13.8
Information Technology...
11.1
Consumer Staples...
9.6
Energy...
6.7
Consumer Discretionary...
5.9
Utilities...
4.1
Real Estate...
4.0
Materials...
4.0
Communication Services...
3.0

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
JPMorgan Chase & Co...
2.9%
Procter & Gamble Co. (The)...
2.0
Home Depot, Inc. (The)...
1.9
UnitedHealth Group, Inc...
1.6
Coca-Cola Co. (The)...
1.5
Berkshire Hathaway, Inc., Class B...
1.5
Johnson & Johnson...
1.5
AbbVie, Inc...
1.5
Exxon Mobil Corp...
1.3
Salesforce, Inc...
1.3

C000211558
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI USA Leaders ETF
Trading Symbol	SUSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$5	0.10%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
3.32%	13.70%	16.19%	15.00%
MSCI USA Index...
6.49	18.55	16.81	15.14
MSCI USA Extended ESG Leaders Index...
3.37	13.81	16.29	15.10

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 976,444,094
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$976,444,094
Number of Portfolio Holdings...
293
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.1%
Financials...
14.0
Consumer Discretionary...
10.8
Health Care...
10.7
Communication Services...
9.5
Industrials...
8.3
Consumer Staples...
5.7
Materials...
2.7
Real Estate...
2.3
Energy...
1.8
Utilities...
1.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
11.5%
Microsoft Corp...
10.5
Alphabet, Inc., Class A...
3.7
Alphabet, Inc., Class C, NVS...
3.2
Tesla, Inc...
3.2
Eli Lilly & Co...
2.8
Visa, Inc., Class A...
2.3
Mastercard, Inc., Class A...
1.8
Procter & Gamble Co. (The)...
1.5
Johnson & Johnson...
1.5

C000232922
Shareholder Report [Line Items]
Fund Name	iShares Paris-Aligned Climate MSCI USA ETF
Trading Symbol	PABU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Paris-Aligned Climate MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate MSCI USA ETF	$5	0.10%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
3.99%	15.72%	9.44%
MSCI USA Index...
6.49	18.55	10.95
MSCI USA Climate Paris Aligned Benchmark Extended Select Index...
4.05	15.84	9.51

Performance Inception Date	Feb. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,914,878,854
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,914,878,854
Number of Portfolio Holdings...
207
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.4%
Financials...
14.6
Health Care...
11.3
Consumer Discretionary...
10.9
Communication Services...
8.3
Real Estate...
8.2
Industrials...
5.9
Materials...
2.1
Utilities...
1.6
Consumer Staples...
0.7

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.7%
Apple, Inc...
7.4
Microsoft Corp...
6.7
Amazon.com, Inc...
3.9
Tesla, Inc...
3.1
Meta Platforms, Inc., Class A...
2.9
Alphabet, Inc., Class C, NVS...
2.4
Equinix, Inc...
2.2
Sherwin-Williams Co. (The)...
2.1
Eli Lilly & Co...
2.1

C000242847
Shareholder Report [Line Items]
Fund Name	iShares Climate Conscious & Transition MSCI USA ETF
Trading Symbol	USCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$4	0.08%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
7.46%	19.70%	24.51%
MSCI USA Index...
6.49	18.55	22.98
MSCI USA Extended Climate Action Index...
7.51	19.80	24.57

Performance Inception Date	Jun. 06, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 2,294,391,246
Holdings Count | Holding	295
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,294,391,246
Number of Portfolio Holdings...
295
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.4%
Financials...
14.8
Communication Services...
12.4
Consumer Discretionary...
12.3
Health Care...
11.8
Consumer Staples...
6.5
Industrials...
6.4
Energy...
3.6
Real Estate...
2.4
Materials...
2.2
Utilities...
2.2

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
5.5%
Amazon.com, Inc...
4.9
Microsoft Corp...
4.8
NVIDIA Corp...
4.4
Meta Platforms, Inc., Class A...
4.0
Alphabet, Inc., Class A...
2.5
Tesla, Inc...
2.4
Alphabet, Inc., Class C, NVS...
2.2
JPMorgan Chase & Co...
2.1
Eli Lilly & Co...
2.1

C000219749
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI USA ETF
Trading Symbol	USXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$5	0.10%Footnote Reference(a)

⁽ᵃ⁾ Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Average annual total returns

...
6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV...
4.07%	15.80%	16.73%
MSCI USA Index...
6.49	18.55	16.29
MSCI USA Choice ESG Screened Index...
4.13	15.93	16.88

Performance Inception Date	Jun. 16, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 1,328,490,255
Holdings Count | Holding	340
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,328,490,255
Number of Portfolio Holdings...
340
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
39.3%
Financials...
20.8
Industrials...
11.2
Consumer Discretionary...
8.9
Health Care...
7.0
Real Estate...
4.7
Materials...
3.7
Communication Services...
2.4
Consumer Staples...
1.9
Utilities...
0.1

Largest Holdings [Text Block]

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.2%
Broadcom, Inc...
4.4
Visa, Inc., Class A...
3.1
Mastercard, Inc., Class A...
2.3
Home Depot, Inc. (The)...
2.0
Linde PLC...
1.1
Accenture PLC, Class A...
1.1
ServiceNow, Inc...
1.0
Adobe, Inc...
0.9
Verizon Communications, Inc...
0.9